Investments - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments, Debt and Equity Securities [Abstract]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements		$ 298,200,000
Securities exceeding 10% of Shareholders' Equity		0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months		0
Securities sold under agreements to repurchase		0	0
Open reverse repurchase commitments		$ 0	0
Securities with credit ratings downgraded | security		7
Value of securities with credit rating downgraded		$ 65,000,000.0
Unrealized loss on securities with credit downgraded		1,600,000
Allowance for credit losses, securities		0
Credit loss allowance balance, available-for-sale securities		0
Write off of accrued income		$ 0
Percent change in investment income		10.00%
Percent change in book yield		23.00%
Proceeds from debt invested	$ 986,300,000
Derivatives		$ 1,400,000	0	$ 0
Maximum notional value		114,600,000
Open derivative positions		$ 0	$ 0	$ 0